Average Annual Total Returns - Class ACIS - DWS Strategic High Yield Tax-Free Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 01, 2000	5.39%	3.01%	4.38%	5.38%	2.96%	4.36%	4.63%	3.16%	4.37%	May 01, 2000	7.55%	2.81%	3.89%	Aug. 19, 2002	8.64%	3.82%	4.93%	Jan. 22, 1987	8.63%	3.84%	4.93%	7.54%	3.53%	4.34%